Note 10 - Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Other Assets [Table Text Block]
	December 31
	2017	2016

Deferred charges	$1,053	$867
Land use rights	706	724
Refundable deposits	421	443
Deferred income tax assets – noncurrent	120	184

	$2,300	$2,218